Income Tax	6 Months Ended
Mar. 31, 2026
Disclosure of income tax [abstract]
Income Tax

17. INCOME TAX

The Company determined the reporting period's income tax expense based on an estimate of the annual effective income tax rate in the respective countries applied to the pre-tax result before the tax effect of any discrete items of this reporting period. The components of income tax expense are as follows:

	Three months ended March 31,		Six months ended March 31,
	2026	2025	2026	2025
Current income taxes	(39,309)	(36,049)	(59,417)	(56,025)
Deferred income taxes	(453)	(8,549)	1,028	(7,706)
Income tax expense	(39,762)	(44,598)	(58,389)	(63,731)